Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Income from vessel operations	$ 36,450	$ 42,953	$ 77,954	$ 93,379
FPSO Segment [Member] | Voyageur Spirit [Member]
Segment Reporting Information [Line Items]
Income from vessel operations	$ 17,000		$ 17,000